UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21293
Nuveen Preferred and Convertible Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2006
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Preferred and Convertible Income Fund (JPC)
September 30, 2006

Shares	Description (1)	Value

	Common Stocks – 9.6% (6.3% of Total Investments)

	Aerospace & Defense – 0.2%

18,256	Lockheed Martin Corporation	$1,571,111
6,570	Orbital Sciences Corporation, (2)	123,319
5,770	Precision Castparts Corporation	364,433

	Total Aerospace & Defense	2,058,863

	Air Freight & Logistics – 0.2%

22,602	FedEx Corporation	2,456,385
11,600	Ryder System Inc.	599,488

	Total Air Freight & Logistics	3,055,873

	Airlines – 0.0%

19,084	Southwest Airlines Co.	317,939

	Beverages – 0.2%

27,220	Coca-Cola Company	1,216,190
35,646	Pepsi Bottling Group Inc.	1,265,433
8,026	PepsiCo, Inc.	523,777

	Total Beverages	3,005,400

	Biotechnology – 0.2%

12,923	Genentech, Inc., (2)	1,068,732
21,448	Gilead Sciences, Inc., (2)	1,473,478

	Total Biotechnology	2,542,210

	Capital Markets – 0.2%

9,305	Calamos Asset Management, Inc. Class A	272,823
16,610	Lehman Brothers Holdings Inc.	1,226,815
3,593	OptionsXpress Holdings Inc.	100,173

	Total Capital Markets	1,599,811

	Chemicals – 0.1%

17,890	Airgas, Inc.	647,081
5,080	Sparetech Corporation	135,992

	Total Chemicals	783,073

	Commercial Banks – 0.5%

21,540	Bank of Hawaii Corporation	1,037,366
14,310	Colonial BancGroup Inc.	350,595
7,344	Greater Bay Bancorp.	207,174
10,380	Marshall and Ilsley Corporation	500,108
9,340	Northern Trust Corporation	545,736
30,680	PNC Financial Services Group, Inc.	2,222,459
2,370	Umpqua Holdings Corporation	67,782
18,687	Washington Mutual, Inc.	812,324
16,970	Whitney Holding Corporation	607,017
11,630	Zions Bancorporation	928,190

	Total Commercial Banks	7,278,751

	Commercial Services & Supplies – 0.4%

6,140	Administaff, Inc.	206,918
4,313	American Ecology Corporation	85,139
4,476	Consolidated Graphics Inc., (2)	269,321
7,879	Corporate Executive Board Company	708,401
32,839	Global Payments Inc.	1,445,244
29,440	Republic Services, Inc.	1,183,782
30,860	SEI Investments Company	1,734,023

	Total Commercial Services & Supplies	5,632,828

	Communications Equipment – 0.3%

35,660	Comverse Technology, Inc., (2)	764,550
81,700	Corning Incorporated, (2)	1,994,297
3,473	Harris Corporation	154,514
49,810	QUALCOMM Inc.	1,810,594

	Total Communications Equipment	4,723,955

	Computers & Peripherals – 0.3%

21,061	Apple Computer, Inc., (2)	1,622,329
37,370	Hewlett-Packard Company	1,371,105
4,880	Lexmark International, Inc., (2)	281,381
24,793	Network Appliance Inc., (2)	917,589

	Total Computers & Peripherals	4,192,404

	Consumer Finance – 0.3%

153,125	Americredit Corp., (2)	3,826,594
12,870	Capital One Financial Corporation	1,012,354

	Total Consumer Finance	4,838,948

	Containers & Packaging – 0.0%

28,190	Packaging Corp. of America	654,008

	Distributors – 0.0%

2,274	Keystone Automotive Industries Inc., (2)	86,457

	Diversified Consumer Services – 0.0%

10,259	Jackson Hewitt Tax Services Inc.	307,873

	Diversified Financial Services – 0.1%

9,930	CBOT Holdings, Inc. Class A, (2)	1,199,445

	Diversified Telecommunication Services – 0.2%

24,920	AT&T Inc.	811,395
2,510	Cbeyond Inc., (2)	68,900
5,890	CT Communications, Inc.	127,931
92,030	Sprint Nextel Corporation	1,578,315

	Total Diversified Telecommunication Services	2,586,541

	Electric Utilities – 0.4%

34,260	PG&E Corporation	1,426,929
59,614	TXU Corporation	3,727,067

	Total Electric Utilities	5,153,996

	Electrical Equipment – 0.2%

20,450	Emerson Electric Co.	1,714,937
4,184	Ormat Technologies Inc.	136,900
6,093	Smith AO Corporation	240,247

	Total Electrical Equipment	2,092,084

	Electronic Equipment & Instruments – 0.2%

4,674	Itron Inc., (2)	260,809
9,108	Millipore Corporation, (2)	558,320
10,627	Parker Hannifin Corporation	826,037
10,124	Plexus Corporation, (2)	194,381
10,197	Teledyne Technologies Inc., (2)	403,801
15,564	Waters Corporation, (2)	704,738

	Total Electronic Equipment & Instruments	2,948,086

	Energy Equipment & Services – 0.0%

6,985	Helix Energy Solutions Group, (2)	233,299
7,589	Unit Corporation, (2)	348,866

	Total Energy Equipment & Services	582,165

	Food & Staples Retailing – 0.1%

22,610	Whole Foods Market, Inc.	1,343,712

	Food Products – 0.3%

77,060	Monsanto Company	3,622,591

	Gas Utilities – 0.2%

75,840	Energen Corporation	3,175,421

	Health Care Equipment & Supplies – 0.4%

11,756	American Medical Systems Holdings, Inc., (2)	216,663
29,800	Baxter International Inc.	1,354,708
15,960	Dade Behring Holdings Inc.	640,954
6,932	Express Scripts, Inc., (2)	523,297
8,310	Hillenbrand Industries	473,504
46,840	Hospira Inc., (2)	1,792,567
10,252	Surmodics Inc., (2)	360,050

	Total Health Care Equipment & Supplies	5,361,743

	Health Care Providers & Services – 0.4%

10,096	Healthways Inc., (2)	450,282
33,397	Quest Diagnostics Incorporated	2,042,561
38,110	Sierra Health Services Inc., (2)	1,442,082
26,063	Wellcare Health Plans Inc., (2)	1,475,948

	Total Health Care Providers & Services	5,410,873

	Hotels, Restaurants & Leisure – 0.1%

17,416	Choice Hotels International, Inc.	712,314
6,217	Panera Bread Company, (2)	362,140
11,104	Starbucks Corporation, (2)	378,091

	Total Hotels, Restaurants & Leisure	1,452,545

	Household Durables – 0.2%

101,151	Newell Rubbermaid Inc.	2,864,596
6,230	Snap-on Incorporated	277,547
4,570	Stanley Works	227,815

	Total Household Durables	3,369,958

	Household Products – 0.2%

29,200	Colgate-Palmolive Company	1,813,320
13,027	Kimberly-Clark Corporation	851,445

	Total Household Products	2,664,765

	Industrial Conglomerates – 0.2%

15,730	3M Co.	1,170,627
20,710	General Electric Company	731,063

	Total Industrial Conglomerates	1,901,690

	Insurance – 0.6%

35,715	AFLAC Incorporated	1,634,318
2,451	First American Corporation	103,775
33,973	HCC Insurance Holdings Inc.	1,117,032
20,377	Philadelphia Consolidated Holding Corporation, (2)	810,597
5,034	Tower Group Inc.	167,884
125,510	W.R. Berkley Corporation	4,441,799

	Total Insurance	8,275,405

	Internet & Catalog Retail – 0.1%

13,296	Coldwater Creek Inc., (2)	382,393
8,471	MSC Industrial Direct Inc., Class A	345,109

	Total Internet & Catalog Retail	727,502

	Internet Software & Services – 0.0%

1,206	Google Inc., Class A, (2)	484,691
5,098	j2 Global Communications, Inc., (2)	138,513

	Total Internet Software & Services	623,204

	IT Services – 0.0%

8,602	Websense Inc., (2)	185,889

	Machinery – 0.2%

5,410	Flow International Corporation, (2)	70,168
10,300	Flowserve Corporation, (2)	521,077
2,137	Freightcar America Inc.	113,261
9,683	Harsco Corporation	751,885
6,980	Joy Global Inc.	262,518
5,610	Paccar Inc.	319,882
2,630	Robbins & Myers, Inc.	81,320

	Total Machinery	2,120,111

	Media – 0.6%

18,690	Cablevision Systems Corporation, (2)	424,450
9,294	Comcast Corporation, Class A, (2)	342,484
49,830	DIRECTV Group, Inc., (2)	980,654
18,867	John Wiley and Sons Inc., Class A	679,401
14,976	Liberty Global Inc, A Shares, (2)	385,482
14,980	Liberty Global Inc., Class C, (2)	375,399
5,701	Lodgenet Entertainment Corporation, (2)	107,635
42,970	McGraw-Hill Companies, Inc.	2,493,549
131,280	Time Warner Inc.	2,393,234

	Total Media	8,182,288

	Metals & Mining – 0.0%

5,430	Compass Minerals International, Inc.	153,723
2,290	Olympic Steel Inc.	56,929
2,171	Phelps Dodge Corporation	183,884

	Total Metals & Mining	394,536

	Multiline Retail – 0.2%

9,930	Big Lots Inc., (2)	196,713
6,492	Casey’s General Stores, Inc.	144,577
29,730	Dollar Tree Stores Inc., (2)	920,441
34,090	Kohl’s Corporation, (2)	2,213,123

	Total Multiline Retail	3,474,854

	Oil, Gas & Consumable Fuels – 0.4%

6,750	Cabot Oil & Gas Corporation	323,528
24,030	EOG Resources, Inc.	1,563,152
3,730	Frontier Oil Corporation	99,143
4,460	Houston Exploration Company, (2)	245,969
4,906	Parallel Petroleum Corporation, (2)	98,414
7,396	Pioneer Drilling Company, (2)	94,965
19,985	Sunoco, Inc.	1,242,867
11,242	Valero Energy Corporation	578,626
35,442	W&T Offshore Inc.	1,035,261

	Total Oil, Gas & Consumable Fuels	5,281,925

	Paper & Forest Products – 0.0%

18,220	Plum Creek Timber Company	620,209

	Pharmaceuticals – 0.1%

9,730	Allergan Inc.	1,095,695
7,181	Alpharma Inc.	167,964
3,900	New River Pharmaceuticals Inc., (2)	100,347

	Total Pharmaceuticals	1,364,006

	Real Estate – 0.3%

2,990	American Home Mortgage Investment Corp.	104,261
5,710	Camden Property Trust	434,017
9,041	Equity Inns Inc.	143,933
8,020	Health Care Property Investors Inc.	249,021
19,520	Host Marriott Corporation	447,594
6,246	LaSalle Hotel Properties	270,702
8,026	Public Storage, Inc.	690,156
5,861	SL Green Realty Corporation	654,674
13,481	Tanger Factory Outlet Centers	480,193
1,893	Taubman Centers Inc.	84,087
9,513	United Dominion Realty Trust	287,293

	Total Real Estate	3,845,931

	Semiconductors & Equipment – 0.2%

22,028	Advanced Micro Devices, Inc., (2)	547,396
21,969	Entegris Inc., (2)	239,682
24,670	Micron Technology, Inc., (2)	429,258
67,550	National Semiconductor Corporation	1,589,452
2,818	Netlogic Microsystems Inc., (2)	71,493
29,420	QLogic Corporation, (2)	556,038
2,870	Trident Microsystems Inc., (2)	66,756

	Total Semiconductors & Equipment	3,500,075

	Software – 0.4%

7,955	Aspen Technology Inc., (2)	86,869
33,229	Autodesk, Inc., (2)	1,155,705
8,308	Blackbaud, Inc.	182,693
65,580	BMC Software Inc., (2)	1,785,088
34,310	Intuit Inc., (2)	1,101,008
48,293	Salesforce.com, Inc., (2)	1,732,753

	Total Software	6,044,116

	Specialty Retail – 0.3%

43,740	Ann Taylor Stores Corporation, (2)	1,830,956
5,166	Build-A-Bear-Workshop, Inc., (2)	117,630
3,866	Childrens Place Retail Stores Inc., (2)	247,540
26,010	Circuit City Stores, Inc.	653,111
12,206	Claire’s Stores, Inc.	355,927
3,210	Gymboree Corporation, (2)	135,398
17,980	Select Comfort Corporation, (2)	393,402
24,744	Staples, Inc.	602,022

	Total Specialty Retail	4,335,986

	Textiles, Apparel & Luxury Goods – 0.0%

10,349	Guess Inc., (2)	502,237

	Thrifts & Mortgage Finance – 0.0%

14,070	Washington Federal Inc.	315,731

	Tobacco – 0.1%

8,310	Loews Corp – Carolina Group	460,291
9,340	UST Inc.	512,112

	Total Tobacco	972,403

	Trading Companies & Distributors – 0.0%

5,194	GATX Corporation	214,876

	Total Common Stocks (cost $132,296,663)	134,925,292

Shares	Description (1)	Coupon	Ratings (3)	Value

	Convertible Preferred Securities – 8.8% (5.8% of Total Investments)

	Automobiles – 1.2%

266,425	Ford Motor Company Capital Trust II	6.500%	Caa2	$8,949,216
249,950	General Motors Corporation, Convertible Notes, Senior Debentures, Series B	5.250%	B-	5,028,994
152,700	General Motors Corporation	6.250%	B-	3,507,519

	Total Automobiles			17,485,729

	Capital Markets – 0.2%

51,150	Affiliated Managers Group Inc.	5.100%	BB	2,659,800

	Chemicals – 0.3%

154,175	Celanese Corporation	4.250%	N/R	4,267,564

	Commercial Banks – 0.7%

6,975,000	Fortis Insurance NV, 144A	7.750%	A+	9,771,975

	Consumer Finance – 0.7%

9,800,000	SLM Corporation	5.435%	A	9,872,520

	Electric Utilities – 0.5%

77,660	Entergy Corporation	7.625%	BBB	4,226,257
56,800	PNM Resources Inc.	6.750%	Baa3	2,842,272

	Total Electric Utilities			7,068,529

	Energy Equipment & Services – 0.1%

38,400	Bristow Group Inc., Preferred Stock, Convertible	5.500%	N/R	1,883,520

	Gas Utilities – 0.1%

27,000	Southern Union Company	5.000%	BBB	1,422,900

	Independent Power Producers & Energy Traders – 0.2%

3,900	NRG Energy Inc., Preferred Convertible	5.750%	B2	920,595

	Insurance – 2.3%

51,000	Aspen Insurance Holdings Limited	5.625%	BBB-	2,671,125
368,765	Genworth Financial Inc.	6.000%	A	13,939,317
334,000	MetLife Inc., Convertible, Series B	6.375%	BBB+	9,923,140
253,890	Travelers Property Casualty Corporation, Subordinate Notes	4.500%	Baa1	6,250,772

	Total Insurance			32,784,354

	Media – 0.9%

215,190	Comcast Corporation	2.000%	BBB	8,715,195
96,750	Interpublic Group Companies Inc., Series A	5.375%	N/R	3,598,133

	Total Media			12,313,328

	Metals & Mining – 0.3%

3,580	Freeport McMoran Copper & Gold, Inc.	5.500%	B-	4,506,325

	Oil, Gas & Consumable Fuels – 0.2%

33,810	Chesapeake Energy Corporation	5.000%	B+	3,486,656

	Pharmaceuticals – 0.7%

180,055	Schering-Plough Corporation (WI/DD Settling 10/02/06)	6.000%	BBB	10,009,257

	U.S. Agency – 0.4%

54	Federal National Mortgage Association	5.375%	AA-	5,212,215

	Total Convertible Preferred Securities (cost $111,047,669)			123,665,267

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 Par (or similar) Preferred Securities – 48.6% (32.1% of Total Investments)

	Capital Markets – 5.1%

270,987	BNY Capital Trust V, Series F	5.950%	A-	$6,530,787
148,300	Compass Capital Trust III	7.350%	A3	3,717,881
11,300	CSFB USA, Series 2002-10 (SATURNS)	7.000%	AA-	289,845
41,500	First Union Institutional Capital II (CORTS)	8.200%	A1	1,130,875
4,600	Goldman Sachs Capital I, Series A (CORTS)	6.000%	A1	106,950
4,800	Goldman Sachs Group Inc., Series 2004-06 (SATURNS)	6.000%	A1	110,976
39,600	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%	A1	939,312
6,000	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	139,320
3,400	Goldman Sachs Group Incorporated (SATURNS)	5.750%	Aa3	77,112
527,188	Lehman Brothers Holdings Capital Trust III, Series K	6.375%	A2	13,074,262
2,400	Lehman Brothers Holdings Capital Trust IV, Series L	6.375%	A2	60,600
28,100	Merrill Lynch Capital Trust II	8.000%	A1	722,451
153,700	Merrill Lynch Preferred Capital Trust III	7.000%	A1	3,897,832
124,400	Merrill Lynch Preferred Capital Trust IV	7.120%	A1	3,169,712
358,400	Merrill Lynch Preferred Capital Trust V	7.280%	A-	9,185,792
27,000	Merrill Lynch Preferred Capital Trust	7.750%	A1	683,910
71,100	Morgan Stanley Capital Trust II	7.250%	A1	1,805,940
333,722	Morgan Stanley Capital Trust III	6.250%	A1	8,229,585
717,800	Morgan Stanley Capital Trust IV	6.250%	A1	17,586,100
18,200	Morgan Stanley Capital Trust V	5.750%	A+	423,696
2,200	Washington Mutual Capital Trust I, Series 2001-22, Class A-1 (CORTS)	7.650%	Baa1	56,342

	Total Capital Markets			71,939,280

	Commercial Banks – 9.1%

102,800	Abbey National PLC, Series B	7.375%	A	2,697,472
63,400	Abbey National PLC, Series B	7.250%	A1	1,600,850
173,100	Abbey National PLC, Series C	7.375%	A2	4,414,050
83,300	ABN AMRO Capital Fund Trust V	5.900%	A	1,982,540
10,000	ABN AMRO Capital Trust Fund VII	6.080%	A	245,200
73,500	ASBC Capital I	7.625%	Baa1	1,857,345
43,785	BAC Capital Trust I	7.000%	Aa3	1,102,068
111,055	BAC Capital Trust II	7.000%	Aa3	2,818,576
284,700	BAC Capital Trust III	7.000%	A	7,242,768
49,169	Banco Santander	6.410%	A2	1,258,726
63,400	Banco Totta & Acores Finance, Series A	8.875%	A3	1,583,022
9,100	BancorpSouth Capital Trust I	8.150%	Baa2	229,047
231,600	Banesto Holdings, Series A, 144A	10.500%	A2	7,121,700
381,700	Bank of America Corporation, Series D	6.204%	A1	9,740,984
81,700	Bank One Capital Trust VI	7.200%	A1	2,075,180
35,700	BankNorth Capital Trust II	8.000%	A3	902,853
62,300	Chittenden Capital Trust I	8.000%	Baa1	1,588,650
94,000	Citizens Funding Trust I	7.500%	Baa2	2,366,920
107,000	Cobank ABC, 144A, (6)	7.000%	N/R	5,850,974
85,900	Comerica Capital Trust I	7.600%	A3	2,157,808
338,700	Fleet Capital Trust VIII	7.200%	Aa3	8,548,788
772,120	HSBC Finance Corporation	6.875%	AA-	19,804,878
164,700	National Commerce Capital Trust II	7.700%	A1	4,140,558
43,550	PNC Capital Trust	6.125%	BBB+	1,056,088
115,938	Royal Bank of Scotland Group PLC, Series L	5.750%	A1	2,777,874
91,395	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	2,312,294
87,500	SunTrust Capital Trust IV	7.125%	A1	2,200,625
71,000	SunTrust Capital Trust V	7.050%	A1	1,785,650
199,300	USB Capital Trust IV	7.350%	Aa3	5,052,255
81,200	USB Capital Trust V	7.250%	Aa3	2,043,804
392,100	USB Capital Trust VI	5.750%	Aa3	8,990,853
36,050	USB Capital Trust VII	5.875%	Aa3	842,489
33,400	VNB Capital Trust I	7.750%	Baa1	840,344
7,400	Wells Fargo Capital Trust IV	7.000%	Aa2	187,146
44,000	Wells Fargo Capital Trust IX	5.625%	Aa2	1,010,240
80,735	Wells Fargo Capital Trust V	7.000%	Aa2	2,034,522
127,369	Wells Fargo Capital Trust VII	5.850%	Aa2	3,045,393
80,700	Zions Capital Trust B	8.000%	BBB-	2,077,218

	Total Commercial Banks			127,587,752

	Computers & Peripherals – 0.1%

22,700	IBM Inc., Series 2001-1 (SATURNS)	7.125%	A+	581,007
4,600	IBM Inc., Trust Certificates, Series 2001-2	7.100%	A+	117,668
2,600	IBM Trust II (CORTS)	7.125%	A+	66,612
9,400	IBM Trust III (CORTS)	7.200%	A+	240,358
1,000	IBM Trust IV (CORTS)	7.000%	A+	26,010

	Total Computers & Peripherals			1,031,655

	Consumer Finance – 0.1%

39,600	Household Capital Trust VII	7.500%	A1	1,001,088
39,700	SLM Corporation	6.000%	A	957,564

	Total Consumer Finance			1,958,652

	Diversified Financial Services – 3.7%

50,700	BAC Capital Trust XII	6.875%	Aa3	1,307,553
16,500	CIT Group Incorporated (CORTS)	7.750%	A3	433,043
12,960	Citigroup Capital Trust IX	6.000%	Aa2	315,835
86,500	Citigroup Capital Trust VII	7.125%	Aa2	2,184,990
241,654	Citigroup Capital Trust VIII	6.950%	Aa2	6,070,348
400	Citigroup Capital X	6.100%	A	9,792
62,510	Citigroup Capital XV	6.500%	Aa3	1,594,005
13,100	Citigroup, Series CIT (CORTS)	6.750%	A3	326,190
4,100	General Electric Capital Corporation (CORTS)	6.000%	AAA	99,015
33,100	General Electric Capital Corporation	6.625%	AAA	837,430
570,518	ING Group N.V.	7.200%	A	14,639,492
786,475	ING Group N.V.	7.050%	A	19,960,736
16,800	ING Group N.V.	6.200%	A	420,168
32,700	JPM Capital Trust (CORTS)	7.200%	A1	833,523
54,000	JPMorgan Chase & Company (PCARS)	7.125%	A2	1,373,760
48,200	JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)	7.125%	A1	1,218,978

	Total Diversified Financial Services			51,624,858

	Diversified Telecommunication Services – 0.4%

21,400	BellSouth Capital Funding (CORTS)	7.100%	A	538,210
18,100	BellSouth Corporation (CORTS)	7.000%	Aa3	458,473
33,200	BellSouth Corporation, Series 2001-3 (SATURNS)	7.125%	A	834,482
2,400	BellSouth Corporation, Series BLS (CORTS)	7.000%	A	60,216
12,300	BellSouth Corporation	7.125%	A	309,345
10,000	BellSouth Inc. (CORTS)	7.000%	A	253,700
18,300	BellSouth Telecommunications (PPLUS)	7.300%	A	463,905
17,500	Verizon Communications (CORTS)	7.625%	A	455,000
22,200	Verizon Communications (CORTS)	7.375%	A	569,208
4,700	Verizon Communications, Series 2004-1 (SATURNS)	6.125%	A+	112,941
1,300	Verizon Global Funding Corporation Trust III, Series III (CORTS)	6.250%	A	31,720
13,900	Verizon New England Inc., Series B	7.000%	A3	353,199
45,155	Verizon South Inc., Series F	7.000%	A	1,144,228

	Total Diversified Telecommunication Services			5,584,627

	Electric Utilities – 0.8%

7,000	Consolidated Edison Company of New York Inc.	7.500%	A1	175,280
10,000	Consolidated Edison, Inc.	7.250%	A-	253,000
22,200	DTE Energy Trust I	7.800%	BB+	565,878
40,670	Entergy Louisiana LLC	7.600%	A-	1,026,918
44,570	Georgia Power Capital Trust V	7.125%	BBB+	1,123,164
153,100	Georgia Power Company	5.900%	A	3,705,020
1,700	Georgia Power Company	5.750%	A	39,627
1,100	National Rural Utilities Cooperative Finance Corporation	7.400%	A3	27,885
6,600	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	161,040
4,900	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	113,484
2,100	Southern Company Capital Trust I (CORTS)	7.375%	BBB+	53,172
2,800	Southern Company Capital Trust VI	7.125%	BBB+	71,008
134,400	Virginia Power Capital Trust	7.375%	BB+	3,427,200

	Total Electric Utilities			10,742,676

	Food Products – 0.3%

41,900	Dairy Farmers of America Inc., 144A, (6)	7.875%	BBB-	4,158,575

	Insurance – 11.3%

556,210	Ace Ltd., Series C	7.800%	Baa2	14,433,650
19,280	Aegon N.V.	6.500%	A-	489,134
982,000	Aegon N.V.	6.375%	A-	24,834,780
18,000	Allstate Insurance Company (CORTS)	8.000%	A2	481,410
26,600	AMBAC Financial Group Inc.	5.950%	AA	644,252
408,100	Arch Capital Group Limited	8.000%	Baa3	10,855,460
1,221,100	Delphi Financial Group, Inc.	8.000%	BBB	31,986,715
322,955	EverestRe Capital Trust II	6.200%	Baa1	7,318,160
110,400	EverestRe Group Limited	7.850%	Baa1	2,841,696
82,200	Financial Security Assurance Holdings	6.250%	AA	2,050,068
225,500	Hartford Capital Trust III, Series C	7.450%	A3	5,646,520
38,400	Lincoln National Capital Trust V, Series E	7.650%	A-	966,912
3,500	Lincoln National Capital Trust VI	6.750%	A-	88,725
5,000	Markel Corporation	7.500%	BBB-	127,350
809,050	PartnerRe Limited, Series C	6.750%	BBB+	20,339,517
4,300	PartnerRe Limited	7.900%	A3	107,801
82,200	PLC Capital Trust III	7.500%	BBB+	2,080,482
32,900	PLC Capital Trust IV	7.250%	BBB+	829,409
8,300	PLC Capital Trust V	6.125%	BBB+	196,710
37,400	Prudential PLC	6.750%	A	952,578
96,100	RenaissanceRe Holdings Limited, Series A	8.100%	BBB+	2,427,486
325,410	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	8,219,857
4,700	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	104,434
27,300	Safeco Capital Trust I (CORTS)	8.750%	Baa2	790,745
39,100	Safeco Capital Trust III (CORTS)	8.072%	Baa2	1,001,156
7,500	Safeco Capital Trust IV (CORTS)	8.375%	Baa2	208,125
47,400	Safeco Corporation, Series 2001-7 (SATURNS)	8.250%	Baa2	1,218,654
44,900	Safeco Corporation, Series 2002-5 (SATURNS)	8.250%	Baa2	1,159,543
75,500	Saint Paul Capital Trust I	7.600%	Baa1	1,919,965
34,100	Torchmark Capital Trust I	7.750%	A-	852,500
72,200	W.R. Berkley Capital Trust, Series 2002-1 (CBTCS)	8.125%	BBB-	737,884
14,700	W.R. Berkley Corporation	6.750%	BBB-	364,413
151,100	XL Capital Ltd, Series A	8.000%	Baa1	3,847,006
340,500	XL Capital Ltd, Series B	7.625%	Baa1	8,703,180

	Total Insurance			158,826,277

	Media – 0.8%

43,700	CBS Corporation	7.250%	BBB	1,096,870
404,600	Comcast Corporation	7.000%	BBB+	10,292,013
900	Walt Disney Company	7.000%	A-	22,842

	Total Media			11,411,725

	Multi-Utilities – 0.1%

55,600	Dominion CNG Capital Trust I	7.800%	Baa2	1,413,908

	Oil, Gas & Consumable Fuels – 0.9%

477,200	Nexen Inc.	7.350%	Baa3	12,264,040

	Real Estate – 12.9%

10,700	AvalonBay Communities, Inc., Series H	8.700%	BBB	293,073
3,000	BRE Properties, Series B	8.080%	BBB-	76,980
22,500	BRE Properties, Series C	6.750%	BBB-	555,300
20,600	Developers Diversified Realty Corporation, Series F	8.600%	BBB-	523,858
658,185	Developers Diversified Realty Corporation, Series G	8.000%	BBB-	16,882,445
74,900	Developers Diversified Realty Corporation, Series H	7.375%	BBB-	1,897,966
81,100	Duke Realty Corporation, Series L	6.600%	BBB	2,027,500
15,700	Duke-Weeks Realty Corporation	6.950%	BBB	400,036
208,656	Equity Office Properties Trust, Series G	7.750%	BBB-	5,299,862
11,800	Equity Residential Properties Trust, Series D	8.600%	BBB	300,074
417,673	Equity Residential Properties Trust, Series N	6.480%	BBB	10,416,765
268,200	First Industrial Realty Trust, Inc., Series J	7.250%	BBB-	6,745,230
232,400	HRPT Properties Trust, Series B	8.750%	BBB-	6,019,160
652,100	HRPT Properties Trust, Series C	7.125%	BBB-	16,667,676
458,887	Kimco Realty Corporation, Series F	6.650%	BBB+	11,619,019
13,693	New Plan Excel Realty Trust, Series D	7.800%	BBB-	695,348
876,975	New Plan Excel Realty Trust, Series E	7.625%	BBB-	22,397,942
32,982	Prologis Trust, Series C	8.540%	BBB	1,901,620
13,600	Prologis Trust, Series G	6.750%	BBB	340,000
13,000	PS Business Parks, Inc., Series F	8.750%	BBB-	329,160
2,000	PS Business Parks, Inc., Series K	7.950%	BBB-	52,400
149,400	Public Storage, Inc., Series I	7.250%	BBB+	3,872,448
51,900	Public Storage, Inc., Series E	6.750%	BBB+	1,305,804
15,000	Public Storage, Inc., Series F	6.450%	BBB+	365,250
97,600	Public Storage, Inc., Series H	6.950%	BBB+	2,472,208
34,900	Public Storage, Inc., Series S	7.875%	BBB+	874,245
28,200	Public Storage, Inc., Series T	7.625%	BBB+	708,948
30,200	Public Storage, Inc., Series U	7.625%	BBB+	761,342
32,300	Public Storage, Inc., Series V	7.500%	BBB+	820,097
2,600	Public Storage, Inc., Series X	6.450%	BBB+	63,830
216,495	Regency Centers Corporation	7.450%	BBB-	5,559,592
9,100	Regency Centers Corporation	7.250%	BBB-	230,685
7,000	Simon Property Group, Inc., Series G	7.890%	BBB+	361,200
2,800	Vornado Realty Trust, Series F	6.750%	BBB-	69,188
16,800	Vornado Realty Trust, Series G	6.625%	BBB-	408,240
3,400	Vornado Realty Trust, Series H	6.750%	BBB-	84,184
54,200	Vornado Realty Trust, Series I	6.625%	BBB-	1,319,770
1,446,545	Wachovia Preferred Funding Corporation	7.250%	A2	40,402,002
628,830	Weingarten Realty Trust, Preferred Securities	6.750%	A-	16,569,671

	Total Real Estate			181,690,118

	Thrifts & Mortgage Finance – 2.3%

4,300	Countrywide Capital Trust II, Series II (CORTS)	8.000%	BBB+	109,865
99,500	Countrywide Capital Trust III (PPLUS)	8.050%	BBB+	2,636,253
1,201,200	Countrywide Capital Trust IV	6.750%	BBB+	30,138,108

	Total Thrifts & Mortgage Finance			32,884,226

	Wireless Telecommunication Services – 0.7%

34,100	AT&T Wireless (CORTS)	8.000%	A	865,288
18,200	AT&T Wireless, Series 2002-B (SATURNS)	9.250%	A	488,670
33,900	United States Cellular Corporation	8.750%	A-	904,791
269,100	United States Cellular Corporation	7.500%	A-	6,940,089

	Total Wireless Telecommunication Services			9,198,838

	Total $25 Par (or similar) Preferred Securities (cost $684,361,905)			682,317,207

Principal
Amount (000)	Description (1)	Coupon	Maturity (4)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 0.8% (0.6% of Total Investments) (5)

	Building Products – 0.1%

$1,000	Textron Inc. Term Loan	8.921%	8/01/13	B2	$1,007,500

	Hotels, Restaurants & Leisure – 0.1%

998	Cedar Fair LP, Term Loan, WI/DD	TBD	TBD	BB-	1,003,824

	Media – 0.4%

1,000	Charter Communications Inc., Term Loan B	8.125%	4/28/13	B	1,005,332
2,000	Neilsen Finance LLC, Term Loan B	8.190%	8/09/13	B+	1,995,556
1,521	Panamsat Corporation, Term Loan	8.008%	1/03/14	B1	1,533,042
998	Philadelphia Newspapers, Term Loan	8.120%	6/29/13	N/R	1,003,111

5,519	Total Media				5,537,041

	Paper & Forest Products – 0.1%

345	Bluegrass Container Company, LLC, Delayed Draw Term Loan	7.601%	6/30/13	BB-	347,283
1,155	Bluegrass Container Company, LLC, Term Loan B	7.580%	6/30/13	BB-	1,163,565
997	Georgia-Pacific Corporation, Term Loan B	7.390%	12/20/12	BB-	1,000,570

2,497	Total Paper & Forest Products				2,511,418

	Real Estate Management & Development – 0.1%

1,000	LNR Property Corporation, Term Loan B	8.220%	7/12/11	B2	1,007,625

$11,014	Total Variable Rate Senior Loan Interests (cost $11,018,495)				11,067,408

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 34.8% (23.0% of Total Investments)

	Aerospace & Defense – 1.7%

$4,500	AAR Corporation, 144A (7)	1.750%	2/01/26	BB	$4,663,125
2,155	Armor Holdings Inc.	2.000%	11/01/24	B+	2,674,894
3,075	L-3 Communications Corporation, Convertible Bond	3.000%	8/01/35	BB+	3,144,188
3,410	L-3 Communications Corporation, Series 144A	3.000%	8/01/35	BB+	3,486,725
6,460	Lockheed Martin Corporation	5.155%	8/15/33	BBB+	8,211,306
2,170	Triumph Group Inc, Convertible Bond	2.625%	10/01/26	N/R	2,256,800

21,770	Total Aerospace & Defense				24,437,038

	Airlines – 0.4%

1,225	AMR Corporation, Convertible Bonds	4.500%	2/15/24	CCC+	1,551,156
1,000	Continental Airlines, Inc.	5.000%	6/15/23	CCC+	1,627,500
2,020	UAL Corporation, Convertible Bond, 144A	4.500%	6/30/21	N/R	2,107,466

4,245	Total Airlines				5,286,122

	Biotechnology – 3.1%

7,760	Amgen Inc., 144A	0.125%	2/01/11	A+	7,876,400
8,950	Amgen Inc., 144A	0.375%	2/01/13	A+	9,095,438
4,625	Cephalon, Inc.	0.000%	6/15/33	B-	5,555,781
9,200	Genzyme Corporation	1.250%	12/01/23	BBB	10,120,000
9,550	Gilead Sciences Inc., 144A	0.625%	5/01/13	N/R	10,242,375

40,085	Total Biotechnology				42,889,994

	Capital Markets – 0.5%

6,600	Goldman Sachs Group, Inc.	0.125%	6/28/11	Aa3	6,970,260

	Commercial Banks – 0.5%

7,000	Wells Fargo & Company, Convertible Bond	5.718%	5/01/33	Aa1	7,107,100

	Communications Equipment – 2.4%

7,057	Ciena Corporation	3.750%	2/01/08	B	6,845,290
3,675	CommScope Inc.	1.000%	3/15/24	B+	5,824,875
5,565	Comverse Technology, Inc.	0.000%	5/15/23	BB-	7,178,850
975	Finisar Corporation, Series 144A	2.500%	10/15/10	N/R	1,233,375
6,500	Lucent Technologies Inc., Series B	2.750%	6/15/25	B1	6,516,250
6,550	Lucent Technologies Inc.	2.750%	6/15/23	B1	6,509,063

30,322	Total Communications Equipment				34,107,703

	Computers & Peripherals – 0.7%

9,775	Sandisk Corporation, Convertible Bond	1.000%	5/15/13	BB-	9,359,563

	Construction & Engineering – 0.2%

3,250	Quanta Services Inc., Series 144A	3.750%	4/30/26	N/R	3,384,063

	Consumer Finance – 0.7%

9,550	American Express Company, Convertible Bond	1.850%	12/01/33	A+	9,705,188

	Diversified Financial Services – 1.4%

2,475	CapitalSource Inc.	3.500%	7/15/34	BBB-	2,663,719
10,525	Citigroup Funding Inc, Convertible Bond	0.125%	9/07/11	Aa1	9,933,495
5,700	Merrill Lynch & Co. Inc., Convertible Bond	0.000%	3/13/32	Aa3	6,689,520

18,700	Total Diversified Financial Services				19,286,734

	Diversified Telecommunication Services – 0.8%

2,660	CenturyTel Inc.	4.750%	8/01/32	BBB	2,819,600
2,170	Level 3 Communications Inc., Convertible Bond	2.875%	7/15/10	Caa2	2,199,838
1,575	Qwest Communications International Inc., Convertible Bond	3.500%	11/15/25	B	2,571,188
3,000	Time Warner Telecom Inc.	2.375%	4/01/26	CCC+	3,727,500

9,405	Total Diversified Telecommunication Services				11,318,126

	Electric Utilities – 0.1%

725	PPL Energy Supply LLC, Convertible Bond	2.625%	5/15/23	BBB	961,531

	Electronic Equipment & Instruments – 1.0%

4,250	Coherent Inc., 144A	2.750%	3/01/11	N/R	4,807,813
13,125	Roper Industries Inc.	1.481%	1/15/34	BB-	7,792,969
2,000	SCI Systems Inc.	3.000%	3/15/07	B1	1,970,000

19,375	Total Electronic Equipment & Instruments				14,570,782

	Energy Equipment & Services – 2.0%

6,350	Cameron International Corporation, 144A Convertible Bonds	2.500%	6/15/26	BBB+	6,619,875
500	Halliburton Company, Convertible Bond	3.125%	7/15/23	BBB+	790,000
3,125	Hanover Compressor Company	4.750%	1/15/14	B	4,375,000
9,610	Nabors Industries Inc., Convertible Bond Series 144A	0.940%	5/15/11	A-	9,201,575
3,100	Nabors Industries Inc.	0.000%	6/15/23	N/R	3,247,250
2,440	Schlumberger Limited	2.125%	6/01/23	A+	3,971,100

25,125	Total Energy Equipment & Services				28,204,800

	Health Care Equipment & Supplies – 1.4%

2,875	American Medical Systems Holdings, Convertible Bond	3.250%	7/01/36	B	3,370,938
16,650	Medtronic Inc., Convertible Bond	1.500%	4/15/11	AA-	16,379,438
250	Medtronic, Inc.	1.500%	4/15/11	AA-	245,938

19,775	Total Health Care Equipment & Supplies				19,996,314

	Health Care Providers & Services – 1.2%

250	Health Management Associates Inc.	1.500%	8/01/23	BBB	255,937
3,575	Laboratory Corporation of America Holdings	0.000%	9/11/21	BBB-	3,181,750
500	LifePoint Hospitals Inc., Convertible Bond	3.250%	8/15/25	B+	455,000
2,625	Manor Care, Inc.	2.125%	8/01/35	BBB	3,232,031
325	Polymedica Corporation, Convertible Bond, 144A	1.000%	9/15/11	N/R	335,766
2,525	PSS World Medical Inc., Convertible Bond	2.250%	3/15/24	B+	3,209,906
6,210	Roche Holdings Inc., 144A	0.000%	7/25/21	N/R	5,741,766

16,010	Total Health Care Providers & Services				16,412,156

	Hotels, Restaurants & Leisure – 1.3%

4,540	Caesars Entertainment Inc.	5.510%	4/15/24	Baa3	5,450,724
5,680	Carnival Corporation	2.000%	4/15/21	A-	7,057,400
1,560	Four Seasons Hotel Inc.	1.875%	7/30/24	BBB-	1,737,450
2,575	Hilton Hotels Corporation	3.375%	4/15/23	BB	3,379,688
1,075	Scientific Games Corporation	0.750%	12/01/24	B+	1,287,313

15,430	Total Hotels, Restaurants & Leisure				18,912,575

	Insurance – 1.2%

15	Alleghany Corporation, Convertible Bond	5.750%	6/15/09	BBB-	4,165,841
4,940	American Financial Group Inc.	1.486%	6/02/33	BBB	2,735,525
10,225	Prudential Financial Inc.	2.666%	11/15/35	A	10,188,190

15,180	Total Insurance				17,089,556

	Internet & Catalog Retail – 0.1%

1,680	Priceline.com Inc., Convertible Bond 144A	0.500%	9/30/11	B	1,799,700

	IT Services – 0.4%

1,515	Digital River Inc.	1.250%	1/01/24	N/R	1,986,544
2,740	DST Systems Inc.	4.125%	8/15/23	N/R	3,788,050

4,255	Total IT Services				5,774,594

	Leisure Equipment & Products – 0.5%

6,195	K2 Corporation, Convertible Notes, 144A	5.000%	6/15/10	N/R	6,675,113

	Media – 2.7%

3,700	Grey Global Group Inc.	5.000%	10/15/33	N/R	4,666,625
10,850	Liberty Media Corporation, Senior Debentures Exchangeable for Motorola Common Stock	3.500%	1/15/31	BB+	12,029,938
1,725	Liberty Media Corporation	0.750%	3/30/23	BB+	1,908,281
1,775	Lions Gate Entertainment Corporation, 144A	2.938%	10/15/24	N/R	1,857,094
2,500	Lions Gate Entertainment Corporation, 144A	3.625%	3/15/25	N/R	2,421,875
3,340	Omnicom Group Inc.	0.000%	7/01/38	A-	3,410,975
1,100	Shuffle Master Inc.	1.250%	4/15/24	N/R	1,238,875
2,265	Sirius Satellite Radio Inc.	3.250%	10/15/11	CCC	2,341,444
7,275	Walt Disney Company, Convertible Senior Notes	2.125%	4/15/23	A-	8,220,750

34,530	Total Media				38,095,857

	Metals & Mining – 0.3%

500	Coeur d’Alene Mines Corporation, Convertible Bond	1.250%	1/15/24	B-	467,500
2,400	Placer Dome Inc.	2.750%	10/15/23	A-	3,324,000

2,900	Total Metals & Mining				3,791,500

	Multi-Utilities – 0.6%

1,200	Centerpoint Energy Inc., Convertible Bond	2.875%	1/15/24	BBB-	1,378,500
6,325	Dominion Resources Inc., Series C	2.125%	12/15/23	BBB	6,744,031

7,525	Total Multi-Utilities				8,122,531

	Oil, Gas & Consumable Fuels – 0.6%

1,600	Chesapeake Energy Corporation, 144A	2.750%	11/15/35	BB	1,644,000
4,850	Devon Energy Corporation	4.900%	8/15/08	BBB	6,117,063

6,450	Total Oil, Gas & Consumable Fuels				7,761,063

	Pharmaceuticals – 1.8%

8,500	Allergan Inc., Convertible Bond, 144A	1.500%	4/01/26	A	8,988,750
3,650	Allergan Inc., Convertible Bond	1.500%	4/01/26	A	3,859,875
3,415	Teva Pharmaceutical Finance, Series A	0.500%	2/01/24	BBB	3,615,631
1,500	Teva Pharmaceutical Finance, Series B	0.250%	2/01/24	BBB	1,633,125
6,400	Wyeth, 144A	5.109%	1/15/24	A	7,004,160

23,465	Total Pharmaceuticals				25,101,541

	Real Estate – 0.9%

5,515	Archstone-Smith Trust, Corporate Bond Convertible	4.000%	7/15/36	BBB+	5,749,388
5,275	Vornado Realty, Convertible Bond	3.875%	4/15/25	BBB	6,659,688

10,790	Total Real Estate				12,409,076

	Real Estate Management & Development – 0.7%

9,200	EOP Operating LP, Convertible Bond 144A	4.000%	7/15/26	BBB	9,855,500

	Semiconductors & Equipment – 2.0%

8,050	Cypress Semiconductor Corporation, Convertible Notes, Series 144A	1.250%	6/15/08	B-	10,424,750
4,000	Intel Corporation, 144A	2.950%	12/15/35	A-	3,595,000
7,100	Intel Corporation, Convertible Bond	2.950%	12/15/35	A-	6,381,125
1,775	Photronics Inc., Convertible Notes	2.250%	4/15/08	B	1,932,531
1,545	PMC-Sierra Inc., Convertible Subordinate Notes	2.250%	10/15/25	N/R	1,579,763
3,000	RF Micro Devices, Inc.	1.500%	7/01/10	B-	3,483,750
500	Teradyne Inc., Convertible Senior Notes	3.750%	10/15/06	B+	501,250

25,970	Total Semiconductors & Equipment				27,898,169

	Software – 2.2%

3,050	Amdocs Limited	0.500%	3/15/24	BBB-	3,259,688
2,975	Cadence Design Systems, Inc.	0.000%	8/15/23	N/R	3,424,969
1,125	Computer Associates International Inc., Convertible Bond, Series 144A	1.625%	12/15/09	Ba1	1,407,656
3,375	Informatica Corporation, 144A	3.000%	3/15/26	N/R	3,455,156
865	Macrovision Corporation, Convertible Bonds, 144A	2.625%	8/15/11	N/R	954,744
2,850	Red Hat Inc., Convertible Bond	0.500%	1/15/24	B+	2,996,063
1,095	Sybase, Inc., 144A	1.750%	2/22/25	N/R	1,215,450
3,505	Sybase, Inc.	1.750%	2/22/25	N/R	3,890,550
8,800	Symantec Corporation, Convertible Bond, 144A	0.750%	6/15/11	N/R	10,747,000

27,640	Total Software				31,351,276

	Specialty Retail – 1.0%

4,600	Lowes Companies, Inc.	0.861%	10/19/21	A+	4,542,500
1,840	Sonic Automotive Inc., Convertible Senior Subordinated Notes	5.250%	5/07/09	B	1,745,700
8,775	TJX Companies, Inc.	0.000%	2/13/21	A-	8,226,563

15,215	Total Specialty Retail				14,514,763

	Wireless Telecommunication Services – 0.4%

900	American Tower Corporation	3.000%	8/15/12	BB-	1,692,000
2,535	NII Holdings Inc., 144A	2.750%	8/15/25	N/R	3,596,531

3,435	Total Wireless Telecommunication Services				5,288,531

$451,572	Total Convertible Bonds (cost $460,516,449)				488,438,819

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 13.1% (8.7% of Total Investments)

	Aerospace & Defense – 0.2%

$1,000	Hexcel Corporation, Term Loan	6.750%	2/01/15	B	$960,000
2,500	K&F Acquisition Inc.	7.750%	11/15/14	B-	2,518,750

3,500	Total Aerospace & Defense				3,478,750

	Auto Components – 0.3%

1,600	Affinia Group Inc.	9.000%	11/30/14	CCC+	1,500,000
2,575	Keystone Automotive Operations Inc.	9.750%	11/01/13	B-	2,433,375

4,175	Total Auto Components				3,933,375

	Chemicals – 0.6%

2,000	Freeport-McMoran Resources	7.000%	2/15/08	B+	2,025,000
2,000	Ineos Group Holdings PLC, 144A	8.500%	2/15/16	B2	1,915,000
1,000	Nell AF Sarl	8.375%	8/15/15	B2	997,500
1,335	OM Group Inc.	9.250%	12/15/11	B-	1,395,075
1,500	Rockwood Specialties Group Inc., Series WI	7.500%	11/15/14	B-	1,485,000

7,835	Total Chemicals				7,817,575

	Commercial Services & Supplies – 0.2%

667	Allied Waste North America, Series B	9.250%	9/01/12	BB-	714,524
1,000	Allied Waste North America	7.875%	4/15/13	BB-	1,027,500
600	Williams Scotsman Inc.	8.500%	10/01/15	B+	616,500

2,267	Total Commercial Services & Supplies				2,358,524

	Computers & Peripherals – 0.1%

1,000	GSC Holdings Corporation, 144A	8.000%	10/01/12	B+	1,035,000

	Containers & Packaging – 0.4%

2,000	MDP Acquisitions PLC, Senior Notes	9.625%	10/01/12	B-	2,120,000
2,000	Owens-Brockway Glass Containers, Guaranteed Senior Note	8.250%	5/15/13	B	2,060,000
2,000	Owens-Illinois Inc.	7.800%	5/15/18	B	1,910,000

6,000	Total Containers & Packaging				6,090,000

	Diversified Telecommunication Services – 0.3%

2,000	Intelsat Subsidiary Holding Company Limited	8.500%	1/15/13	B+	2,035,000
1,500	Valor Telecommunications Enterprises LLC	7.750%	2/15/15	BBB-	1,605,000

3,500	Total Diversified Telecommunication Services				3,640,000

	Electric Utilities – 0.5%

3,000	Midwest Generation LLC	8.750%	5/01/34	Ba2	3,217,500
500	Mirant North America LLC	7.375%	12/31/13	B2	503,125
3,000	Sierra Pacific Resources, Series 2006	6.750%	8/15/17	B1	3,016,266

6,500	Total Electric Utilities				6,736,891

	Energy Equipment & Services – 0.2%

1,200	Hanover Compressor Company	7.500%	4/15/13	B	1,206,000
1,500	Pride International Inc.	7.375%	7/15/14	Ba2	1,552,500

2,700	Total Energy Equipment & Services				2,758,500

	Food & Staples Retailing – 0.1%

2,000	Stater Brothers Holdings Inc.	8.125%	6/15/12	B+	2,020,000

	Food Products – 0.2%

356	Dole Foods Company	8.875%	3/15/11	B	342,650
2,243	Dole Foods Company	7.875%	7/15/13	B	2,108,420

2,599	Total Food Products				2,451,070

	Health Care Equipment & Supplies – 0.1%

1,300	Select Medical Corporation	7.625%	2/01/15	B2	1,101,750

	Health Care Providers & Services – 0.3%

1,000	US Oncology Inc.	9.000%	8/15/12	B2	1,040,000
2,500	US Oncology Inc.	10.750%	8/15/14	B-	2,750,000

3,500	Total Health Care Providers & Services				3,790,000

	Hotels, Restaurants & Leisure – 1.7%

2,000	Boyd Gaming Corporation	8.750%	4/15/12	Ba3	2,110,000
2,000	Boyd Gaming Corporation	7.750%	12/15/12	Ba3	2,062,500
1,500	Herbst Gaming Inc.	7.000%	11/15/14	B-	1,462,500
2,900	Intrawest Corporation	7.500%	10/15/13	B+	3,128,375
700	Jacob’s Entertainment Inc., 144A	9.750%	6/15/14	B-	696,500
2,000	Landry’s Restaurants Inc., Series B	7.500%	12/15/14	B1	1,925,000
1,600	Park Place Entertainment	8.125%	5/15/11	Ba1	1,696,000
2,500	Park Place Entertainment	7.000%	4/15/13	Baa3	2,573,432
2,000	Pinnacle Entertainment Inc.	8.250%	3/15/12	B-	2,035,000
750	Pinnacle Entertainment Inc.	8.750%	10/01/13	B-	799,687
1,283	Town Sports International Inc.	9.625%	4/15/11	B	1,353,565
4,000	Universal City Development Partners	11.750%	4/01/10	B2	4,330,000

23,233	Total Hotels, Restaurants & Leisure				24,172,559

	Household Durables – 0.7%

2,000	K. Hovnanian Enterprises Inc., Senior Subordinated Notes	8.875%	4/01/12	Ba2	1,970,000
3,000	KB Home	8.625%	12/15/08	Ba2	3,089,610
4,675	Technical Olympic USA Inc., Senior Subordinated Notes	10.375%	7/01/12	B2	4,067,250

9,675	Total Household Durables				9,126,860

	Household Products – 0.1%

1,650	Central Garden & Pet Company	9.125%	2/01/13	B	1,720,125

	Independent Power Producers & Energy Traders – 0.1%

400	NRG Energy Inc.	7.250%	2/01/14	B1	398,000
400	NRG Energy Inc.	7.375%	2/01/16	B1	398,500

800	Total Independent Power Producers & Energy Traders				796,500

	IT Services – 0.5%

1,625	Global Cash Access LLC	8.750%	3/15/12	B-	1,714,375
4,750	Sungard Data Systems Inc.	9.125%	8/15/13	B-	4,940,000

6,375	Total IT Services				6,654,375

	Machinery – 0.6%

2,000	Greenbrier Companies, Inc.	8.375%	5/15/15	B+	2,040,000
6,095	Terex Corporation, Senior Subordinated Notes	9.250%	7/15/11	B+	6,453,081

8,095	Total Machinery				8,493,081

	Media – 2.5%

4,000	Allbritton Communications Company, Series B	7.750%	12/15/12	B1	4,050,000
2,880	American Media Operations Inc., Series B	10.250%	5/01/09	Caa2	2,692,800
2,000	American Media Operations Inc.	8.875%	1/15/11	Caa2	1,765,000
1,000	Cablevision Systems Corporation, Series B	8.125%	8/15/09	B+	1,041,250
5,000	Cablevision Systems Corporation	7.250%	7/15/08	B+	5,075,000
2,000	Charter Communications Operating LLC, 144A	8.000%	4/30/12	B-	2,025,000
1,975	Medianews Group Inc.	6.375%	4/01/14	B	1,752,813
1,950	Panamsat Corporation	9.000%	8/15/14	B	2,023,125
6,000	Primedia Inc., Senior Notes	8.875%	5/15/11	B	5,895,000
4,550	Vertis Inc.	9.750%	4/01/09	B1	4,612,563
4,000	Young Broadcasting Inc., Senior Subordinated Note	10.000%	3/01/11	Caa1	3,755,000

35,355	Total Media				34,687,551

	Metals & Mining – 0.1%

2,000	Chaparral Steel Company	10.000%	7/15/13	B	2,240,000

	Multi-Utilities – 0.3%

2,400	Bon-Ton Department Stores Inc.	10.250%	3/15/14	B-	2,346,000
1,600	Dynegy Holdings Inc., 144A	8.375%	5/01/16	B2	1,636,000

4,000	Total Multi-Utilities				3,982,000

	Oil, Gas & Consumable Fuels – 0.7%

2,400	Baytex Energy Ltd	9.625%	7/15/10	B-	2,514,000
400	Chaparral Energy Inc.	8.500%	12/01/15	B3	399,000
2,345	Chesapeake Energy Corporation	7.750%	1/15/15	BB	2,403,625
200	Copano Energy LLC	8.125%	3/01/16	B	203,500
2,000	Hilcorp Energy I LP/Hilcorp Finance Company, Series 144A	7.750%	11/01/15	B	1,945,000
2,000	SemGroup LP, 144A	8.750%	11/15/15	B1	2,027,500
1,000	Whiting Petroleum Corporation	7.000%	2/01/14	B1	980,000

10,345	Total Oil, Gas & Consumable Fuels				10,472,625

	Paper & Forest Products – 0.5%

2,000	Georgia Pacific Corporation, Debentures	7.700%	6/15/15	B	2,000,000
5,000	Georgia Pacific Corporation, Notes	8.125%	5/15/11	B	5,150,000

7,000	Total Paper & Forest Products				7,150,000

	Personal Products – 0.1%

1,500	Prestige Brands Inc.	9.250%	4/15/12	B-	1,515,000

	Pharmaceuticals – 0.2%

3,100	Wyeth, Convertible Bond	5.109%	1/15/24	A	3,392,640

	Real Estate – 0.2%

600	Saxon Capital Inc., 144A	12.000%	5/01/14	B	834,976
1,000	Trustreet Properties, Inc.	7.500%	4/01/15	B+	997,500
500	Ventas Realty LP, Series WI	7.125%	6/01/15	BB+	516,875

2,100	Total Real Estate				2,349,351

	Real Estate Management & Development – 0.1%

1,625	CB Richard Ellis Services Inc.	9.750%	5/15/10	BB+	1,742,813

	Semiconductors & Equipment – 0.1%

1,600	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR, 144A	10.125%	12/01/13	B	1,704,000

	Specialty Retail – 0.8%

4,100	Asbury Automotive Group Inc.	9.000%	6/15/12	B	4,217,875
2,000	Stripes Acquisition/Susser Finance Corporation, Series 144A	10.625%	12/15/13	B	2,140,000
5,000	Warnaco Inc., Senior Notes	8.875%	6/15/13	B+	5,200,000

11,100	Total Specialty Retail				11,557,875

	Textiles, Apparel & Luxury Goods – 0.2%

3,000	Jostens IH Corporation	7.625%	10/01/12	B2	3,030,000

	Trading Companies & Distributors – 0.1%

2,000	United Rentals North America Inc.	6.500%	2/15/12	B+	1,940,000

$181,429	Total Corporate Bonds (cost $186,717,973)				183,938,790

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Capital Preferred Securities – 30.1% (19.8% of Total Investments)

	Capital Markets – 4.0%

1,000	BT Capital Trust, Series B1	7.900%	1/15/27	A2	$1,039,315
4,850	BT Institutional Capital Trust A, 144A	8.090%	12/01/26	A2	5,062,289
3,000	BT Institutional Capital Trust B, 144A	7.750%	12/01/26	A2	3,124,437
1,250	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	1,267,896
27,500	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	27,822,603
3,000	First Security Capital I	8.410%	12/15/26	Aa2	3,138,984
1,600	MUFG Capital Finance 2	4.850%	7/25/56	BBB	1,994,834
8,000	UBS Preferred Funding Trust I	8.622%	10/29/49	AA-	8,910,224
3,800	Washington Mutual Capital Trust I	8.375%	6/01/27	Baa1	4,007,727

	Total Capital Markets				56,368,309

	Commercial Banks – 19.5%

3,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	2,985,414
9,500	Abbey National Capital Trust I	8.963%	6/30/50	A	12,591,547
6,500	AgFirst Farm Credit Bank	7.300%	12/15/53	N/R	6,640,940
3,000	Bank One Capital III	8.750%	9/01/30	A1	3,937,368
6,000	BankBoston Capital Trust I, Series B	8.250%	12/15/26	Aa3	6,269,754
2,000	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	2,093,672
13,030	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	14,659,884
200	Barclays Bank PLC	6.278%	12/15/55	Aa3	191,000
11,000	BOI Capital Funding 3, 144A	6.107%	8/04/56	A2	10,754,161
3,000	Centura Capital Trust I, 144A	8.845%	6/01/27	A2	3,188,847
1,500	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	1,627,316
6,200	First Empire Capital Trust I	8.234%	2/01/27	Baa1	6,492,900
2,000	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa2	2,121,548
19,000	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	19,056,088
4,500	HBOS PLC, Series 144A	6.413%	9/29/49	A1	4,357,148
2,400	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	2,726,114
5,750	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	8,474,166
11,000	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A2	12,309,946
6,300	KeyCorp Institutional Capital Trust A	7.826%	12/01/26	A3	6,564,417
18,600	Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	18,697,055
20,000	M&I Capital Trust A	7.650%	12/01/26	A2	20,773,760
5,000	NB Capital Trust IV	8.250%	4/15/27	Aa3	5,246,225
1,000	North Fork Capital Trust I, Capital Securities	8.700%	12/15/26	A3	1,046,370
8,000	North Fork Capital Trust II	8.000%	12/15/27	A3	8,495,272
1,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	975,355
14,000	RBS Capital Trust B	6.800%	12/31/49	A1	14,057,148
100	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	107,147
8,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Baa1	7,937,432
10,500	St. George Funding Company LLC	8.485%	6/30/17	Baa1	11,372,204
1,650	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A2	1,828,022
2,000	Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A-	2,260,810
300	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A2	33,187,500
12,800	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	BBB	12,842,035
3,000	Washington Mutual Preferred Funding Delaware, Series A-1, 144A	6.534%	3/15/49	BBB	2,957,685
5,000	Zions Institutional Capital Trust, Series A	8.536%	12/15/26	Baa1	5,233,970

	Total Commercial Banks				274,060,220

	Consumer Finance – 0.0%

500	American Express Company	6.800%	9/01/66	A	528,828

	Diversified Financial Services – 1.8%

4,000	BNP Paribas Capital Trust	7.200%	12/31/49	A+	4,030,576
5,000	Chase Capital Trust I, Series A	7.670%	12/01/26	A1	5,203,625
1,700	Fulton Capital Trust I	6.290%	2/01/36	A3	1,640,160
10,400	JPMorgan Chase Capital Trust XVIII	6.950%	8/17/36	A2	11,082,614
2,800	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	2,923,824

	Total Diversified Financial Services				24,880,799

	Diversified Telecommunication Services – 0.8%

9,957	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	11,556,343

	Household Durables – 0.2%

1,800	Stanley Works Capital Trust I	5.902%	12/01/45	Baa1	1,692,293

	Insurance – 2.3%

2,300	American General Capital II	8.500%	7/01/30	Aa3	2,966,068
4,000	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	BBB+	3,876,996
3,000	Oil Insurance Limited, 144A	7.550%	12/30/49	Baa1	3,076,239
7,250	Prudential PLC	6.500%	6/29/49	A	7,076,181
9,500	Sun Life Canada Capital Trust, Capital Securities, 144A	8.526%	5/06/47	A+	10,039,201
4,750	Zurich Capital Trust I, 144A	8.376%	6/01/37	A-	4,999,271

	Total Insurance				32,033,956

	Oil, Gas & Consumable Fuels – 0.5%

1,200	KN Capital Trust I, Preferred Securities	8.560%	4/15/27	Baa3	1,207,921
6,110	KN Capital Trust III	7.630%	4/15/28	Baa3	5,736,337

	Total Oil, Gas & Consumable Fuels				6,944,258

	Thrifts & Mortgage Finance – 1.0%

2,500	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	1/27/49	A+	2,481,348
10,000	Dime Capital Trust I, Series A	9.330%	5/06/27	Baa1	10,664,140
1,000	Great Western Financial Trust II, Series A	8.206%	2/01/27	Baa1	1,048,175

	Total Thrifts & Mortgage Finance				14,193,663

	Total Capital Preferred Securities (cost $435,554,650)				422,258,669

Shares	Description (1)	Value

	Investment Companies – 1.0% (0.7% of Total Investments)

152,715	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	$3,156,593
108,463	Flaherty and Crumrine/Claymore Total Return Fund Inc.	2,192,037
202,046	John Hancock Preferred Income Fund III	4,362,173
65,094	Preferred and Corporate Strategies Fund Inc.	1,331,172
182,783	Preferred Income Strategies Fund Inc.	3,655,660

	Total Investment Companies (cost $13,980,292)	14,697,635

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 4.6% (3.0% of Total Investments)

$64,654	Repurchase Agreement with State Street Bank, dated 9/29/06, repurchase price $64,679,711, collateralized by: $58,165,000 U.S. Treasury Notes, 4.000%, due 2/15/15, value $56,129,225 $6,985,000 U.S. Treasury Bonds, 8.750%, due 8/15/20, value $9,818,815	4.800%	10/02/06	$64,653,849

	Total Short-Term Investments (cost $64,653,849)			64,653,849

	Total Investments (cost $2,100,147,945) – 151.4%			2,125,962,936

	Other Assets Less Liabilities – (1.0)%			(14,051,509)

	Preferred Shares, at Liquidation Value – (50.4)%			(708,000,000)

	Net Assets Applicable to Common Shares – 100%			$1,403,911,427

Interest Rate Swaps outstanding at September 30, 2006:

		Fixed Rate
		Paid	Fixed Rate	Floating Rate	Floating Rate		Unrealized
	Notional	by the Fund	Payment	Received	Payment	Termination	Appreciation
Counterparty	Amount	(annualized)	Frequency	by the Fund (8)	Frequency	Date	(Depreciation)

JPMorgan Chase	$71,000,000	2.994%	Monthly	5.330%	Monthly	1/22/08	$1,969,261
Morgan Stanley	71,000,000	2.567	Monthly	5.330	Monthly	1/22/07	658,950
Morgan Stanley	71,000,000	3.406	Monthly	5.330	Monthly	1/22/09	2,546,695

							$5,174,906

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Non-income producing.

(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(4)
Senior Loans in the Fund’s portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund’s portfolio may be substantially less than the stated maturities shown.

(5)
Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(6)	Investment is eligible for the Dividends Received Deduction.

(7)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(8)	Based on USD-LIBOR (United States Dollar-London Interbank Offered Rate).

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CBTCS	Corporate Backed Trust Certificates.

CORTS	Corporate Backed Trust Securities.

PCARS	Public Credit and Repackaged Securities.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2006, the cost of investments was $2,120,469,882.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

Gross unrealized:
Appreciation	$68,998,383
Depreciation	(63,505,329)

Net unrealized appreciation (depreciation) of investments	$5,493,054

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Preferred and Convertible Income Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date November 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2006

*	Print the name and title of each signing officer under his or her signature.